Financial Instruments and Fair Value Measurements - Additional information (Details)	12 Months Ended									12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($) Number	Dec. 31, 2010 USD ($) Number	Dec. 31, 2009 USD ($)	Apr. 20, 2011 USD ($)	Dec. 31, 2010 NOK	Dec. 31, 2011 Acquired From Ocean Freight Number	Dec. 31, 2011 Not Designated As Hedging Instrument Number	Dec. 31, 2010 Not Designated As Hedging Instrument Number	Dec. 31, 2010 Designated As Hedging Instrument Number	Dec. 31, 2011 Cash Flow Hedge Unrealized USD ($)	Dec. 31, 2010 Cash Flow Hedge Unrealized USD ($)	Dec. 31, 2009 Cash Flow Hedge Unrealized USD ($)	Dec. 31, 2010 Cash Flow Hedge Realized USD ($)	Dec. 31, 2009 Cash Flow Hedge Realized USD ($)	Dec. 31, 2011 Convertible Senior Notes USD ($)	Dec. 31, 2011 Ocean Rig UDW USD ($)	Dec. 31, 2011 Two Loan Agreements [Member] USD ($)
Number of interest rate swaps	29	34				2	34	31	3
Notional amount of interest rate swap cap and floor agreements	$ 2,600,000,000	$ 2,500,000,000
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income											35,992,000		16,463,000
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	13,088,000	0	0
Realized Losses on Cash Flow Hedges accumulated in other comprehensive income amount reclassified to earnings	368,000	0	0
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	13,648,000
Gain/(loss) on interest rate swaps	(68,943,000)	(120,505,000)	23,160,000							28,566,000	(56,627,000)	66,354,000
Gain/(loss) on interest rate swaps (qualifying as csah flow hedges)													(17,034,000)	10,878,000
Number of forward freight agreements held		2
Change in fair value of forward freight agreements										1,063,000	7,084,000	(8,147,000)
Number of foreign currency forward contracts held	12
Notional amount of foreign currency forward contracts		28,000,000			174,000,000
Foreign currency forward contracts assets		1,538,000
Change in fair value of foreign currency forward contracts	1,538,000	1,104,000	2,023,000
Losses on cash flow hedges transferred from other comprehensive income to statement of operations	(13,456,000)	(9,901,000)
Convertible Senior Notes estimated fair value through Level 2 inputs															484,750,000	445,850,000
Long lived assets held and used - carrying amount	115,134,000	30,088,000
Long lived assets held and used - written down to fair value		26,500,000
Impairment charge on long lived assets	32,584,000	3,588,000
Two loan agreements	4,434,018,000	2,935,648,000		495,000,000													495,000,000
Amount utilized out of the Two Loan Agreements																	500,000,000
Debt Instrument, Fair Value Disclosure																	$ 548,699,000